LOSS PER SHARE (Details) - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Basic and diluted earnings per share [abstract]
Basic and diluted loss per share (cents per share)	$ (1.55)	$ (1.41)	$ (1.45)
Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	533,891,470	533,891,470	533,891,470